S-K 1603, SPAC Sponsor; Conflicts of Interest	Mar. 02, 2026
SPAC Sponsor and Conflicts of Interest [Line Items]
Fiduciary Duties to Other Companies, SPAC Officers and Directors [Table Text Block]

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business	Affiliation
Naseem Saloojee	SUMA Management Corporation	Private Investment Company	Founder and Director
David King	Palermo Capital Management, LLC	Hedge Fund	Managing Member
	Palermo Capital Opportunity Fund, LP	Hedge Fund	Managing Member
Audie Attar	Paradigm Sports Services LC & Cos (Brand – Paradigm Sports)	Sports Management	Founder & CEO
	The New Anthos, LLC (Brand – Tidl Sports)	CPG-Pain Relief	Co-Founder & Board Member
	One Eighty Ventures Holdings, LLC & Cos	Venture Studio	Founder
	Huupe Inc.	Sports Tech-Hardware & Software	Founding Board Member
Individual	Entity	Entity’s Business	Affiliation
Christopher Bradley	Mistral Capital Management, LLC	Private Equity	Managing Director
	Haymaker Acquisition Corp. 4	SPAC	CEO, CFO, and Chairman
	CSLM Digital Acquisition Corp. III	SPAC	Director
	Roth CH Acquisition Corp.	SPAC	Director
	Roth Principal Investments	Private Investment Fund	Director
	Carnegie Park Capital	Private Investment Fund	Director
	WhoBrew, LLC	Coffee Franchisee	Director
	Insomnia Cookies	Cookie Retailer	Director
	Timber Grove Ventures	Private Investment Fund	Director
	Haymaker Medici Acquisition Corp.	SPAC	Co-CEO and CFO
Ted Fike	Lido Partners	Private Wealth Management	Managing Partner
Bogdan Cenanovic	—	—	—
Lawrence Hu	Windjammer Capital Investors	Private Equity	Vice President
	Compex Legal Services	Legal Services	Director